Stock-Based Compensation (Details) - Schedule of Classification of RSU's Expenses - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Company’s RSU’s [Line Items]
Total stock-based compensation-RSUs	$ 3,045	$ 2,683	$ 5,917	$ 5,162
Cost of Revenue [Member]
Schedule of Company’s RSU’s [Line Items]
Total stock-based compensation-RSUs	199	151	386	288
Research and Development [Member]
Schedule of Company’s RSU’s [Line Items]
Total stock-based compensation-RSUs	1,512	1,462	2,957	2,779
Sales and Marketing [Member]
Schedule of Company’s RSU’s [Line Items]
Total stock-based compensation-RSUs	762	613	1,489	1,197
General and Administrative [Member]
Schedule of Company’s RSU’s [Line Items]
Total stock-based compensation-RSUs	$ 572	$ 457	$ 1,085	$ 898